SUBSEQUENT EVENTS (Details) - DeliveryCircle LLC	Aug. 05, 2024 Vote USD ($) Right shares
SUBSEQUENT EVENTS
Percentage of equity interests acquired	46.00%
Percentage of voting equity interests acquired	57.00%
Number of voting members | Right	4
Total number of voting members | Vote	7
Number of days from the date of agreement for the payment of base price | $	576,000
Revenue growth percentage	20.00%
Class A Units
SUBSEQUENT EVENTS
Number of membership interests acquired	842,157
Class P Units
SUBSEQUENT EVENTS
Number of membership interests acquired	207,843
Series A Units
SUBSEQUENT EVENTS
Number of membership interests acquired	3,063